Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2023
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2023
Document Effective Date	Jul. 01, 2023
Prospectus Date	Feb. 01, 2023
MassMutual Total Return Bond Fund | Class R5
Prospectus:
Trading Symbol	MSPSX
MassMutual Total Return Bond Fund | Service Class
Prospectus:
Trading Symbol	MSPHX
MassMutual Total Return Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSPLX
MassMutual Total Return Bond Fund | Class R4
Prospectus:
Trading Symbol	MSPGX
MassMutual Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MSPNX
MassMutual Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MSPZX
MassMutual Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MPTRX
MassMutual Total Return Bond Fund | Class Y
Prospectus:
Trading Symbol	MMNNX
MassMutual Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	MMNGX
MassMutual Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MEFAX
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MMELX
MassMutual Mid Cap Growth Fund | Class R3
Prospectus:
Trading Symbol	MEFNX
MassMutual Mid Cap Growth Fund | Class R5
Prospectus:
Trading Symbol	MGRFX
MassMutual Mid Cap Growth Fund | Service Class
Prospectus:
Trading Symbol	MEFYX
MassMutual Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MEFZX
MassMutual Mid Cap Growth Fund | Class R4
Prospectus:
Trading Symbol	MEFFX